Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2020	2021
	RMB	RMB
Finished goods	311,316	422,627
Raw materials	128,059	153,724
Inventories	439,375	576,351

For the years ended December 31, 2019, 2020 and 2021, the Group recorded write-down of RMB15,661, RMB22,577 and RMB8,103 for obsolete inventories.